Earnings per ordinary share - Summary of earnings (loss) per ordinary shares (Footnotes) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Weighted average number of shares outstanding	1,630.1	1,719.3	1,786.7
Effect of dilutive securities shares	12.0	12.4	12.8
Rio Tinto plc [Member]
Earnings per share [line items]
Weighted average number of shares outstanding	1,259.4	1,312.7	1,364.5
Rio Tinto Limited [Member]
Earnings per share [line items]
Weighted average number of shares outstanding	370.7	406.6	422.3